Operating expenses	12 Months Ended
Dec. 31, 2020
Expense By Nature [Abstract]
Disclosure Of Operating Expenses Explanatory
8.	Operating expenses

Included within selling, general and administrative expenses are (in thousands):

	2018	2019	2020
Demand generation expenses	$97,295	$151,350	$198,787
Technology expenses	68,224	84,207	115,227
Depreciation and amortization	23,537	113,591	217,223
Share based payments	53,819	158,422	291,633
General and administrative	228,891	345,665	504,346
Other items	-	16,374	24,267
Selling, general and administrative expenses	$471,766	$869,609	$1,351,483

Demand generation expense consists primarily of fees that we pay our various media and affiliate partners. Other items in the current year and prior year are mostly comprised of transaction-related legal and advisory expenses.